Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in goodwill and other intangible assets
Changes in goodwill and other intangible assets for the Company periods are as follows:

Amounts in thousands USD	Goodwill	Customer relation	Technology	Brand and Licenses	Development Cost	Total
Cost
As of January 01, 2021	$186,020	$45,582	$99,005	$28,385	$8,614	$367,606
Additions	—	—	—	593	3,733	4,326
Translation differences	(17,589)	(4,310)	(9,361)	(2,712)	(1,005)	(34,977)
As of December 31, 2021	$168,431	$41,272	$89,644	$26,266	$11,342	$336,955
Additions	—	—	—	77	1,300	1,377
Translation differences	(22,486)	(5,510)	(11,968)	(3,506)	(1,573)	(45,043)
As of December 31, 2022	$145,945	$35,762	$77,676	$22,837	$11,069	$293,289
Amortization and impairment
As of January 01, 2021	$—	$8,164	$12,038	$17	$—	$20,219
Amortization	—	4,349	6,297	41	401	11,088
Translation differences	—	(995)	(1,459)	(3)	(19)	(2,476)
As of December 31, 2021	$—	$11,518	$16,876	$55	$382	$28,831
Amortization	—	3,704	5,363	88	2,056	11,211
Translation differences	—	(1,665)	(2,438)	(9)	(121)	(4,233)
As of December 31, 2022	$—	$13,557	$19,801	$134	$2,317	$35,809
Net Book Value
As of December 31, 2022	$145,945	$22,205	$57,875	$22,703	$8,752	$257,480
As of December 31, 2021	$168,431	$29,754	$72,768	$26,211	$10,960	$308,124

Schedule of test of goodwill and indefinite lived assets impairment
For impairment testing, goodwill acquired through business combinations and brands with indefinite useful lives are allocated to the Kit and Services CGUs, which are reportable segments.

	Amounts in thousands USD
As of December 31, 2022	Kit	Services	Total
Goodwill	$116,274	$29,671	$145,945
Brands	13,291	8,817	22,108

As of December 31, 2021	Kit	Services	Total
Goodwill	$134,189	$34,242	$168,431
Brands	15,338	10,176	25,514

Disclosure of significant unobservable inputs used in fair value measurement of assets
Details relating to the discounted cash flow models used in the impairment tests of the Kit and Services CGUs are as follows:

Valuation basis	Value in use
Key assumptions	•Sales growth rates •Terminal growth rate •Discount rate
Determination of assumptions
•Sales growth rates are internal forecasts based on both internal and external market information

•Terminal growth rates based on management’s estimate of future long-term average growth rates

•Discount rates based on the Company’s WACC, adjusted where appropriate.

Period of specific projected cash flows	10 years
Terminal growth rate and discount rate	Terminal growth rate		Discount rate 2022/2021
	Kit and Services CGUs	2% per annum	17%/ 19%